JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Aerospace & Defense — 2.4%
Northrop Grumman Corp.	1,240	391,240

Automobiles — 0.7%
Tesla, Inc. *	282	121,008

Banks — 4.3%
Huntington Bancshares, Inc.	6,797	62,332
KeyCorp	10,566	126,050
SVB Financial Group *	487	117,170
Truist Financial Corp.	10,256	390,224

		695,776

Beverages — 3.9%
Coca-Cola Co. (The)	6,713	331,434
Constellation Brands, Inc., Class A	1,654	313,439

		644,873

Biotechnology — 2.6%
AbbVie, Inc.	4,078	357,207
Biogen, Inc. *	210	59,596

		416,803

Capital Markets — 2.0%
Ameriprise Financial, Inc.	1,095	168,787
Morgan Stanley	3,262	157,724

		326,511

Chemicals — 1.3%
Eastman Chemical Co.	2,740	214,078

Containers & Packaging — 1.5%
Crown Holdings, Inc. *	3,146	241,820

Electric Utilities — 4.3%
NextEra Energy, Inc.	1,620	449,582
Xcel Energy, Inc.	3,759	259,440

		709,022

Electrical Equipment — 2.8%
Eaton Corp. plc	4,448	453,810

Entertainment — 2.2%
Netflix, Inc. *	725	362,666

Equity Real Estate Investment Trusts (REITs) — 2.7%
Prologis, Inc.	4,337	436,427

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	1,315	105,717
Boston Scientific Corp. *	9,317	355,997
Intuitive Surgical, Inc. *	181	128,684

		590,398

Health Care Providers & Services — 3.8%
Cigna Corp.	1,922	325,564
Quest Diagnostics, Inc.	732	83,827
UnitedHealth Group, Inc.	679	211,633

		621,024

Hotels, Restaurants & Leisure — 3.4%
McDonald’s Corp.	1,642	360,377
Yum! Brands, Inc.	2,095	191,242

		551,619

Insurance — 1.8%
Chubb Ltd.	913	106,064
Progressive Corp. (The)	1,955	185,050

		291,114

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A *	540	791,990
Facebook, Inc., Class A *	344	90,106

		882,096

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc. *	339	1,066,626

IT Services — 8.3%
Booz Allen Hamilton Holding Corp.	1,091	90,560
FleetCor Technologies, Inc. *	939	223,524
Leidos Holdings, Inc.	3,109	277,170
Mastercard, Inc., Class A	2,139	723,463
Okta, Inc. *	202	43,091

		1,357,808

Machinery — 1.0%
Stanley Black & Decker, Inc.	1,027	166,568

Media — 1.4%
Altice USA, Inc., Class A *	3,032	78,820
Charter Communications, Inc., Class A *	236	147,067

		225,887

Multi-Utilities — 0.8%
CMS Energy Corp. (a)	2,253	138,383

Oil, Gas & Consumable Fuels — 0.7%
Pioneer Natural Resources Co.	1,324	113,877

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	4,079	245,915
Eli Lilly and Co.	1,936	286,556

		532,471

Road & Rail — 2.7%
Norfolk Southern Corp.	2,067	442,293

Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc. *	2,612	214,198
Analog Devices, Inc.	2,310	269,724
ASML Holding NV (Registered), NYRS (Netherlands) (a)	516	190,365
NXP Semiconductors NV (Netherlands)	1,819	227,058
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,226	261,510
Texas Instruments, Inc.	2,164	308,984

		1,471,839

Software — 8.8%
Microsoft Corp.	5,386	1,132,872
salesforce.com, Inc. *	1,154	290,134

		1,423,006

Specialty Retail — 2.8%
O’Reilly Automotive, Inc. *	724	333,679
Ross Stores, Inc.	1,404	130,979

		464,658

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	6,655	770,681

TOTAL COMMON STOCKS (Cost $10,592,313)		16,124,382

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $200,633)	200,493	200,633

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (b) (c)	35,059	35,066
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (b) (c)	11,368	11,368

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $46,438)		46,434

TOTAL SHORT-TERM INVESTMENTS (Cost $247,071)		247,067

Total Investments — 100.3% (Cost $10,839,384)		16,371,449
Liabilities in Excess of Other Assets — (0.3)%		(42,378)

Net Assets — 100.0%		16,329,071

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $45,031,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	699	12/2020	USD	117,065	630

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,371,449	$—	$—	$16,371,449

Appreciation in Other Financial Instruments
Futures Contracts (a)	$630	$—	$—	$630

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$41,341	$1,256,939	$1,097,605	$(42)	$—	$200,633	200,493	$117	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	1,074	312,000	278,000	(4)	(4)	35,066	35,059	66	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	12,605	95,940	97,177	—	—	11,368	11,368	3	—

Total	$55,020	$1,664,879	$1,472,782	$(46)	$(4)	$247,067		$186	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.